Share Capital and Reserves (Details 2)		12 Months Ended
		Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Stock options, balance, outstanding and exercisable (in shares)		11,990,000	11,542,000	10,007,000
Stock options, granted, outstanding and exercisable (in shares)		6,375,000	6,380,000	6,663,000
Stock options, exercised, outstanding and exercisable (in shares)			(725,000)	(936,000)
Options outstanding and exercisable, expired (in shar		(5,835,000)	(5,207,000)	(4,192,000)
Stock options, balance, outstanding and exercisable (in shares)		12,530,000	11,990,000	11,542,000
Stock options, balance, weighted average exercise price | $ / shares		$ 0.68	$ 0.80	$ 0.97
Weighted average exercise price, granted | $ / shares		0.34	0.67	0.74
Stock options, exercised, weighted average exercise price | $ / shares			0.78	0.85
Weighted average exercise price, expired | $ / shares		0.71	0.90	1.12
Stock options, balance, weighted average exercise price | $ / shares		$ 0.49	$ 0.68	0.80
Common Shares Issued In A Cashless Transaction [Member]
IfrsStatementLineItems [Line Items]
Total number of shares issued (in shares)		105,877
Stock Options Expiring March 42022 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.47
Stock options, balance		1,125,000
Stock options, granted
Stock options, exercised
Stock options, expired		(1,125,000)
Stock options, balance			1,125,000
Stock Options Expiring April 302022 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.41
Stock options, balance		100,000
Stock options, granted
Stock options, exercised
Stock options, expired		(100,000)
Stock options, balance			100,000
Stock Options Expiring April 3020221 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.58
Stock options, balance		220,000
Stock options, granted
Stock options, exercised
Stock options, expired		(220,000)
Stock options, balance			220,000
Stock Options Expiring May 312022 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.62		$ 0.62
Stock options, balance		600,000	700,000
Stock options, granted
Stock options, exercised
Stock options, expired		(600,000)
Stock options, balance			600,000	700,000
Stock Options Expiring June 92022 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.64		$ 0.64
Stock options, balance		1,980,000	2,180,000
Stock options, granted				2,180,000
Stock options, exercised
Stock options, expired		(1,980,000)
Stock options, balance			1,980,000	2,180,000
Stock Options Expiring October 32022 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 1.13		$ 1.13
Stock options, balance		860,000	1,346,000
Stock options, granted				1,346,000
Stock options, exercised
Stock options, expired		(860,000)
Stock options, balance			860,000	1,346,000
Stock Options Expiring December 152022 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.89		$ 0.89
Stock options, balance		900,000	972,000
Stock options, granted				972,000
Stock options, exercised
Stock options, expired		(900,000)
Stock options, balance			900,000	972,000
Stock Options Expiring February 92023 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.97
Stock options, balance		350,000
Stock options, granted
Stock options, exercised
Stock options, expired
Stock options, balance		350,000	350,000
Stock Options Expiring March 32023 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.96
Stock options, balance		250,000
Stock options, granted
Stock options, exercised
Stock options, expired
Stock options, balance		250,000	250,000
Stock Options Expiring March 312023 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.68
Stock options, balance		1,975,000
Stock options, granted
Stock options, exercised
Stock options, expired
Stock options, balance		1,975,000	1,975,000
Stock Options Expiring May 82023 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.69
Stock options, balance		100,000
Stock options, granted
Stock options, exercised
Stock options, expired
Stock options, balance		100,000	100,000
Stock Options Expiring May 282023 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.65
Stock options, balance		100,000
Stock options, granted
Stock options, exercised
Stock options, expired
Stock options, balance		100,000	100,000
Stock Options Expiring July 82023 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.62
Stock options, balance		2,470,000
Stock options, granted
Stock options, exercised
Stock options, expired		(50,000)
Stock options, balance		2,420,000	2,470,000
Stock Options Expiring September 182023 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.51
Stock options, balance		960,000
Stock options, granted
Stock options, exercised
Stock options, expired
Stock options, balance		960,000	960,000
Stock Options Expiring March 72027 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.38
Stock options, balance
Stock options, granted		1,125,000
Stock options, exercised
Stock options, expired
Stock options, balance		1,125,000
Stock Options Expiring June 102027 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.33
Stock options, balance
Stock options, granted		3,640,000
Stock options, exercised
Stock options, expired
Stock options, balance		3,640,000
Stock Options Expiring October 42027 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.30
Stock options, balance
Stock options, granted		755,000
Stock options, exercised
Stock options, expired
Stock options, balance		755,000
Stock Options Expiring December 162027 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares		$ 0.33
Stock options, balance
Stock options, granted		855,000
Stock options, exercised
Stock options, expired
Stock options, balance		855,000
Stock Options Expiring February 72021 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares			$ 1.11	$ 1.11
Stock options, balance			300,000	300,000
Stock options, granted
Stock options, exercised
Stock options, expired			(300,000)
Stock options, balance				300,000
Second Set Of Stock Options Expiring February 72021 One [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares			$ 0.84
Stock options, balance			425,000
Stock options, granted
Stock options, exercised			(375,000)
Stock options, expired			(50,000)
Stock options, balance				425,000
Stock Options Expiring March 292021 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares			$ 1.08	$ 1.08
Stock options, balance			400,000	400,000
Stock options, granted
Stock options, exercised
Stock options, expired			(400,000)
Stock options, balance				400,000
Second Set Of Stock Options Expiring March 292021 One [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares			$ 0.90
Stock options, balance			100,000
Stock options, granted
Stock options, exercised
Stock options, expired			(100,000)
Stock options, balance				100,000
Stock Options Expiring May 62021 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares			$ 0.69	$ 0.69
Stock options, balance			557,000	557,000
Stock options, granted
Stock options, exercised			(275,000)
Stock options, expired			(282,000)
Stock options, balance				557,000
Stock Options Expiring July 72021 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares			$ 0.80	$ 0.80
Stock options, balance			1,612,000	1,612,000
Stock options, granted
Stock options, exercised			(75,000)
Stock options, expired			(1,537,000)
Stock options, balance				1,612,000
Stock Options Expiring August 132021 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares			$ 1.01	$ 1.01
Stock options, balance			150,000	150,000
Stock options, granted
Stock options, exercised
Stock options, expired			(150,000)
Stock options, balance				150,000
Stock Options Expiring September 162021 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares			$ 0.90	$ 0.90
Stock options, balance			1,155,000	1,160,000
Stock options, granted
Stock options, exercised
Stock options, expired			(1,155,000)	(5,000)
Stock options, balance				1,155,000
Stock Options Expiring December 122021 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares			$ 1.00	$ 1.00
Stock options, balance			200,000	200,000
Stock options, granted
Stock options, exercised
Stock options, expired			(200,000)
Stock options, balance				200,000
Stock Options Granted March 42022 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares			$ 0.47
Stock options, balance		1,125,000	1,125,000
Stock options, granted
Stock options, exercised
Stock options, expired
Stock options, balance			1,125,000	1,125,000
First Set Of Stock Options Granted April 302020 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares			$ 0.41
Stock options, balance		100,000	100,000
Stock options, granted
Stock options, exercised
Stock options, expired
Stock options, balance			100,000	100,000
Second Set Of Stock Options Granted April 302022 [Member]
IfrsStatementLineItems [Line Items]
Stock options, balance		220,000	220,000
Stock options, granted
Stock options, exercised
Stock options, expired
Stock options, balance			220,000	220,000
Stock Options Granted May 312022 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares			$ 0.62
Stock options, balance		600,000	700,000
Stock options, granted
Stock options, exercised
Stock options, expired			(100,000)
Stock options, balance			600,000	700,000
Stock Options Granted June 92022 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares			$ 0.64
Stock options, balance		1,980,000	2,180,000
Stock options, granted
Stock options, exercised
Stock options, expired			(486,000)
Stock options, balance			1,980,000	2,180,000
Stock Options Granted October 32022 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares			$ 1.13
Stock options, balance		860,000	1,346,000
Stock options, granted
Stock options, exercised
Stock options, expired			(200,000)
Stock options, balance			860,000	1,346,000
Stock Options Granted December 152022 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares			$ 0.89
Stock options, balance		900,000	972,000
Stock options, granted
Stock options, exercised
Stock options, expired			(72,000)
Stock options, balance			900,000	972,000
Stock Options Granted February 92023 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares			$ 0.97
Stock options, balance		350,000
Stock options, granted			450,000
Stock options, exercised
Stock options, expired			(100,000)
Stock options, balance			350,000
Stock Options Granted March 32023 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares			$ 0.96
Stock options, balance		250,000
Stock options, granted			325,000
Stock options, exercised
Stock options, expired			(75,000)
Stock options, balance			250,000
Stock Options Granted March 312023 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares			$ 0.68
Stock options, balance		1,975,000
Stock options, granted			1,975,000
Stock options, exercised
Stock options, expired
Stock options, balance			1,975,000
Stock Options Granted May 82023 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares			$ 0.69
Stock options, balance		100,000
Stock options, granted			100,000
Stock options, exercised
Stock options, expired
Stock options, balance			100,000
Stock Options Granted May 282023 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares			$ 0.65
Stock options, balance		100,000
Stock options, granted			100,000
Stock options, exercised
Stock options, expired
Stock options, balance			100,000
Stock Options Granted July 82023 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares			$ 0.62
Stock options, balance		2,470,000
Stock options, granted			2,470,000
Stock options, exercised
Stock options, expired
Stock options, balance			2,470,000
Stock Options Granted September 182023 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares			$ 0.51
Stock options, balance		960,000
Stock options, granted			960,000
Stock options, exercised
Stock options, expired
Stock options, balance			960,000
Stock Options Expiring April 102020 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares				$ 1.03
Stock options, balance				90,000
Stock options, granted
Stock options, exercised
Stock options, expired				(90,000)
Stock options, balance
First Set Of Stock Options Expiring April 302020 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares				$ 1.53
Stock options, balance				500,000
Stock options, granted
Stock options, exercised
Stock options, expired				(500,000)
Stock options, balance
Second Set Of Stock Options Expiring April 302020 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares				$ 1.14
Stock options, balance				100,000
Stock options, granted
Stock options, exercised
Stock options, expired				(100,000)
Stock options, balance
Third Set Of Stock Options Expiring April 302020 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares				$ 1.04
Stock options, balance				100,000
Stock options, granted
Stock options, exercised
Stock options, expired				(100,000)
Stock options, balance
Stock Options Expiring June 82020 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares				$ 0.98
Stock options, balance				2,180,000
Stock options, granted
Stock options, exercised
Stock options, expired				(2,180,000)
Stock options, balance
First Set Of Stock Options Expiring September 302020 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares				$ 1.25
Stock options, balance				1,095,000
Stock options, granted
Stock options, exercised				(25,000)
Stock options, expired				(1,070,000)
Stock options, balance
Second Set Of Stock Options Expiring September 302020 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares				$ 0.83
Stock options, balance				106,000
Stock options, granted
Stock options, exercised	[1]			(106,000)
Stock options, expired
Stock options, balance
Second Set Of Stock Options Expiring September 302020 [Member] | Common Shares Issued In A Cashless Transaction [Member]
IfrsStatementLineItems [Line Items]
Stock options, exercised		68,000
Stock options, exercised, weighted average exercise price | $ / shares		$ 0.83
Third Set Of Stock Options Expiring September 302020 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares				$ 0.79
Stock options, balance				170,000
Stock options, granted
Stock options, exercised	[1]			(150,000)
Stock options, expired				(20,000)
Stock options, balance
Third Set Of Stock Options Expiring September 302020 [Member] | Common Shares Issued In A Cashless Transaction [Member]
IfrsStatementLineItems [Line Items]
Stock options, exercised		100,000
Stock options, exercised, weighted average exercise price | $ / shares		$ 0.79
Stock Options Expiring December 132020 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares				$ 0.86
Stock options, balance				762,000
Stock options, granted
Stock options, exercised	[1]			(635,000)
Stock options, expired				(127,000)
Stock options, balance
Stock Options Expiring December 132020 [Member] | Common Shares Issued In A Cashless Transaction [Member]
IfrsStatementLineItems [Line Items]
Stock options, exercised		580,000
Stock options, exercised, weighted average exercise price | $ / shares		$ 0.86
Second Set Of Stock Options Expiring February 72021 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares				$ 0.84
Stock options, balance			425,000	425,000
Stock options, granted
Stock options, exercised
Stock options, expired
Stock options, balance				425,000
Second Set Of Stock Options Expiring March 292021 [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares				$ 0.90
Stock options, balance			100,000	100,000
Stock options, granted
Stock options, exercised
Stock options, expired
Stock options, balance				100,000
Stock Options Expiring March 42022 One [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares				$ 0.47
Stock options, balance			1,125,000
Stock options, granted				1,130,000
Stock options, exercised				(5,000)
Stock options, expired
Stock options, balance				1,125,000
Stock Options Expiring April 302022 One [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares				$ 0.41
Stock options, balance			100,000
Stock options, granted				115,000
Stock options, exercised				(15,000)
Stock options, expired
Stock options, balance				100,000
Second Set Of Stock Options Expiring April 302022 Two [Member]
IfrsStatementLineItems [Line Items]
Stock Options, exercise price | $ / shares				$ 0.58
Stock options, balance			220,000
Stock options, granted				220,000
Stock options, exercised
Stock options, expired
Stock options, balance				220,000
Second Set Of Stock Options Expiring April 302022 [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted				700,000

[1]	In accordance with the Company’s stock option plan, options holders exercised 100,000, 68,000 and 580,000 stock options on a cashless basis at an exercise price of $0.79, $0.83 and $0.86 respectively. The total number of shares issued in connection with the cashless exercise of options was 105,877.